Segment, Customer and Geographic Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment, Customer and Geographic Information
Note 26 – Segment, Customer and Geographic Information

Financial information of the reportable segments is set forth in the following tables:

	OPC Israel	CPV Group	ZIM	Quantum	Others	Total
	$ Thousands
2021
Revenue	437,043	50,720	-	-	-	487,763

(Loss)/profit before taxes	(57,040)	(60,709)	1,260,789	(251,483)	(11,915)	879,642
Income tax benefit/(expense)	10,155	13,696	-	-	(28,176)	(4,325)
(Loss)/profit from continuing operations	(46,885)	(47,013)	1,260,789	(251,483)	(40,091)	875,317

Depreciation and amortization	44,296	13,102	-	-	242	57,640
Financing income	(2,730)	(37)	-	-	(167)	(2,934)
Financing expenses	119,392	24,640	-	-	263	144,295
Other items:
Losses related to Qoros	-	-	-	251,483	-	251,483
Losses related to ZIM	-	-	204	-	-	204
Share in losses/(profit) of associated companies	419	10,425	(1,260,993)	-	-	(1,250,149)
	161,377	48,130	(1,260,789)	251,483	338	(799,461)

Adjusted EBITDA	104,337	(12,579)	-	-	(11,577)	80,181

Segment assets	1,511,408	431,474	-	-	226,337	2,169,219
Investments in associated companies	-	545,242	1,354,212	-	-	1,899,454
						4,068,673
Segment liabilities	1,354,476	218,004	-	-	215,907	1,788,387

	OPC Israel	CPV Group	ZIM	Quantum	Others	Total
	$ Thousands
2020
Revenue	385,625	-	-	-	845	386,470

(Loss)/profit before taxes	(8,620)	-	210,647	303,669	(5,249)	500,447
Income tax expense	(3,963)	-	-	-	(735)	(4,698)
(Loss)/profit from continuing operations	(12,583)	-	210,647	303,669	(5,984)	495,749

Depreciation and amortization	33,981	-	-	-	190	34,171
Financing income	(354)	-	-	-	(13,937)	(14,291)
Financing expenses	50,349	-	-	1	824	51,174
Other items:					-
Net gains related to Qoros	-	-	-	(309,918)	-	(309,918)
Write back of impairment of investment	-	-	(43,505)	-	-	(43,505)
Share in losses/(profit) of associated companies	-	-	(167,142)	6,248	-	(160,894)
	83,976	-	(210,647)	(303,669)	(12,923)	(443,263)

Adjusted EBITDA	75,356	-	-	-	(18,172)	57,184

Segment assets	1,723,967	-	-	235,220	225,998	2,185,185
Investments in associated companies	-	-	297,148	-	-	297,148
						2,482,333
Segment liabilities	1,200,363	-	-	-	5,962	1,206,325

	OPC Israel	Quantum	ZIM	Others	Total
	$ Thousands
2019
Revenue	373,142	-	-	331	373,473

Profit/(loss) before taxes	48,513	(44,626)	(4,375)	(5,048)	(5,536)
Income Taxes	(14,147)	-	-	(2,528)	(16,675)
Profit/(loss) from continuing operations	34,366	(44,626)	(4,375)	(7,576)	(22,211)

Depreciation and amortization	31,141	-	-	951	32,092
Financing income	(1,930)	(242)	-	(15,507)	(17,679)
Financing expenses	28,065	-	-	1,881	29,946
Other items:
Net losses related to Qoros	-	7,813	-	-	7,813
Share in losses of associated companies	-	37,055	4,375	-	41,430
	57,276	44,626	4,375	(12,675)	93,602

Adjusted EBITDA	105,789	-	-	(17,723)	88,066

Segment assets	1,000,329	71,580	-	247,155	1,319,064
Investments in associated companies	-	105,040	84,270	-	189,310
					1,508,374
Segment liabilities	761,866	-	-	34,720	796,586

A.	Customer and Geographic Information

Major customers

Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $Thousands):

	2021				2020				2019
Customer	Total revenues		Percentage of revenues of the Group		Total revenues		Percentage of revenues of the Group		Total revenues	Percentage of revenues of the Group

Customer 1	93,959		19.26%		86,896		22.48%		80,861	21.65%
Customer 2	70,801		14.52%		74,694		19.33%		76,653	20.52%
Customer 3	-	*	-	*	-	*	-	*	56,393	15.10%
Customer 4	-	*	-	*	-	*	-	*	48,724	13.05%
Customer 5	-	*	-	*	-	*	-	*	39,904	10.68%

* Represents an amount less than 10% of the revenues.

Information based on geographic areas

The Group’s geographic revenues are as follows:

	For the year ended December 31,
	2021	2020	2019
	$ Thousands
Israel	437,043	385,625	373,142
United States	50,720	-	-
Others	-	845	331
Total revenue	487,763	386,470	373,473

The Group’s non-current assets* on the basis of geographic location:

	As at December 31,
	2021	2020
	$ Thousands
Israel	1,039,505	820,012
United States	310,426	-
Others	171	1
Total non-current assets	1,350,102	820,013

* Composed of property, plant and equipment and intangible assets.